Employee Benefits (Details 1) - CLP ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Employee Benefits [Line Items]
Short-term employee benefits accruals	$ 49,699,243	$ 33,935,007
Vacations [Member]
Disclosure Of Employee Benefits [Line Items]
Short-term employee benefits accruals	16,934,429	14,381,033
Bonus and compensation [Member]
Disclosure Of Employee Benefits [Line Items]
Short-term employee benefits accruals	$ 32,764,814	$ 19,553,974